Bank credit lines and loan facilities (Tables)	9 Months Ended
Sep. 30, 2023
Debt Disclosure [Abstract]
Schedule of Outstanding Debt
The Company had the following debt outstanding as of September 30, 2023 and December 31, 2022:

			Principal amount
	Interest rate as of	Interest rate as of	September 30,	December 31,
(in thousands)	September 30, 2023	December 31, 2022	2023	2022	Maturity Date
Credit Facilities:
Senior Secured Term Loan	7.75%	7.09%	$3,501,213	$4,201,213	July 2028
Senior Secured Notes	2.88%	2.88%	500,000	500,000	July 2026
Senior Secured Revolving Loan Facility	6.68%	—	75,000	—	October 2023
Total debt			4,076,213	4,701,213
Less current portion of long-term debt			(130,150)	(55,150)
Total long-term debt			3,946,063	4,646,063
Less debt issuance costs and debt discount			(34,541)	(47,026)
Total long-term debt, net			$3,911,522	$4,599,037

Schedule of Contractual Maturities of Debt
As of September 30, 2023, the contractual maturities of the Company's debt obligations were as follows:

Contractual maturities of long-term debt:	(in thousands)
2023 (remaining)	$88,788
2024	55,150
2025	55,150
2026	555,150
2027 and thereafter	3,321,975
Total	$4,076,213